Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income		$ 5,838	$ 7,985	$ 4,985
Other Comprehensive Income (Loss)
Changes in unrealized gains (losses) on investment securities available-for-sale		(13,656)	(3,698)	2,905
Changes in unrealized gains (losses) on derivative hedges		(75)	125	(194)
Foreign currency translation	[1]	(10)	35	2
Changes in unrealized gains (losses) on retirement plans		526	400	(401)
Reclassification to earnings of realized (gains) losses		544	104	(42)
Income taxes related to other comprehensive income (loss)		3,207	769	(575)
Total other comprehensive income (loss)		(9,464)	(2,265)	1,695
Comprehensive income (loss)		(3,626)	5,720	6,680
Comprehensive (income) loss attributable to noncontrolling interests		(13)	(22)	(26)
Comprehensive income (loss) attributable to U.S. Bancorp		$ (3,639)	$ 5,698	$ 6,654

[1]	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.